Segment and Geographical Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2011		Dec. 31, 2010		Mar. 31, 2010
Consolidated net income and principal assets
Gross revenues	$ 13,548		$ 15,207		$ 6,848
Cost and expenses	(5,793)		(6,666)		(3,871)
Research and development expenses	(342)		(301)		(172)
Gain on sale of assets	1,513
Depreciation, depletion and amortization	(957)		1,073		(743)
Operating income (loss)	7,969		7,167		2,062
Financial income	165		117		48
Financial expenses	(582)		(926)		(465)
Gains (losses) on derivatives, net	239		473		(230)
Foreign exchange and monetary gains (losses), net	80		51		(30)
Discontinued operations, net of tax					(145)
Change in provision for losses on equity investments	280		303		96
Income taxes	(1,377)		(1,137)		239
Noncontrolling interests	(52)		131		(29)
Net income attributable to the Company's stockholders	6,826		5,917		1,604
Segment Reporting Information, Profit (Loss)	13,548		15,207		6,848
Operating segment - after eliminations (disaggregated)
Revenue	13,548		15,207		6,848
Value added tax	335		278		244
Net revenues	13,213		14,929		6,604
Costs and expenses	(4,287)		(6,689)		(3,799)
Operating profit	8,926		8,240		2,805
Depreciation,depletion and amortization	(957)		1,073		(743)
Operating income	7,969		7,167		2,062
Property, plant and equipment, net	86,498		83,096		68,090
Addition to property, plant and equipment	2,813		4,742		1,817
Investments	8,326		4,497		4,516
Gain on sale of assets	1,513
Iron ore [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	7,287		8,477		3,747
Depreciation, depletion and amortization	(357)		(360)		(325)
Operating segment - after eliminations (disaggregated)
Revenue	7,287		8,477		3,747
Value added tax	(110)		(101)		(70)
Net revenues	7,177		8,376		3,677
Costs and expenses	(1,736)		(2,275)		(1,449)
Operating profit	5,441		6,101		2,228
Depreciation,depletion and amortization	(357)		(360)		(325)
Operating income	5,084		5,741		1,903
Property, plant and equipment, net	29,377		30,412		24,664
Addition to property, plant and equipment	1,177		831		554
Investments	125		107		98
Pellets [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	1,878		1,927		775
Depreciation, depletion and amortization	(36)		(29)		(24)
Operating segment - after eliminations (disaggregated)
Revenue	1,878		1,927		775
Value added tax	(61)		(55)		(68)
Net revenues	1,817		1,872		707
Costs and expenses	(840)		(785)		(432)
Operating profit	977		1,087		275
Depreciation,depletion and amortization	(36)		(29)		(24)
Operating income	941		1,058		251
Property, plant and equipment, net	2,551		1,445		1,581
Addition to property, plant and equipment	353		87		52
Investments	1,035		1,058		1,033
Manganese [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	43		44		58
Depreciation, depletion and amortization	(5)		(4)		(1)
Operating segment - after eliminations (disaggregated)
Revenue	43		44		58
Value added tax	(2)		(2)
Net revenues	41		42		58
Costs and expenses	(21)		(33)		(15)
Operating profit	20		9		43
Depreciation,depletion and amortization	(5)		(4)		(1)
Operating income	15		5		42
Property, plant and equipment, net	20		24		24
Addition to property, plant and equipment			2
Investments	0		0		0
Ferroalloys [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	157		186		142
Depreciation, depletion and amortization	(11)		(7)		(11)
Operating segment - after eliminations (disaggregated)
Revenue	157		186		142
Value added tax	(12)		(14)		(16)
Net revenues	145		172		126
Costs and expenses	(111)		(81)		(72)
Operating profit	34		91		54
Depreciation,depletion and amortization	(11)		(7)		(11)
Operating income	23	[1]	84		43
Property, plant and equipment, net	308		292		251
Addition to property, plant and equipment	11		16		5
Investments	0		0		0
Coal [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	154		241		127
Depreciation, depletion and amortization	(25)		(24)		(15)
Operating segment - after eliminations (disaggregated)
Revenue	154		241		127
Net revenues	154		241		127
Costs and expenses	(253)		(279)		(161)
Operating profit	(99)		(38)		(34)
Depreciation,depletion and amortization	(25)		(24)		(15)
Operating income	(124)		(62)		(49)
Property, plant and equipment, net	3,409		3,020		1,735
Addition to property, plant and equipment	388		289		29
Investments	244		223		219
Nickel and other products [Member] | Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	2,115	[2]	2,017	[2]	747	[2]
Depreciation, depletion and amortization	(338)	[2]	(454)	[2]	(239)	[2]
Operating segment - after eliminations (disaggregated)
Revenue	2,115	[2]	2,017	[2]	747	[2]
Net revenues	2,115	[2]	2,017	[2]	747	[2]
Costs and expenses	(1,150)	[2]	(1,346)	[2]	(658)	[2]
Operating profit	965	[2]	671	[2]	89	[2]
Depreciation,depletion and amortization	(338)	[2]	(454)	[2]	(239)	[2]
Operating income	627	[2]	217	[2]	(150)	[2]
Property, plant and equipment, net	29,409	[2]	28,623	[2]	27,801	[2]
Addition to property, plant and equipment	371	[2]	724	[2]	322	[2]
Investments	16	[2]	23	[2]	27	[2]
Potash [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	62		73		65
Depreciation, depletion and amortization	(7)		(7)		(7)
Operating segment - after eliminations (disaggregated)
Revenue	62		73		65
Value added tax	(4)				(3)
Net revenues	58		73		62
Costs and expenses	(69)		(131)		(43)
Operating profit	(11)		(58)		19
Depreciation,depletion and amortization	(7)		(7)		(7)
Operating income	(18)		(65)		12
Property, plant and equipment, net	1,764		474		1,792
Addition to property, plant and equipment	7		348		5
Investments	0		0		0
Phosphates [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	536		541
Depreciation, depletion and amortization	(87)		(79)
Operating segment - after eliminations (disaggregated)
Revenue	536		541
Value added tax	(28)		(12)
Net revenues	508		529
Costs and expenses	(408)		(443)
Operating profit	100		86
Depreciation,depletion and amortization	(87)		(79)
Operating income	13		7
Property, plant and equipment, net	7,811		7,560
Addition to property, plant and equipment	127		188
Investments	0		0
Nitrogen [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	172		151
Depreciation, depletion and amortization	(23)		(42)
Operating segment - after eliminations (disaggregated)
Revenue	172		151
Value added tax	(23)		(19)
Net revenues	149		132
Costs and expenses	(127)		(115)
Operating profit	22		17
Depreciation,depletion and amortization	(23)		(42)
Operating income	(1)		(25)
Property, plant and equipment, net	839		809
Addition to property, plant and equipment			1
Investments	0		0
Others Fertilizers Products [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	17		4
Operating segment - after eliminations (disaggregated)
Revenue	17		4
Value added tax	(3)		(2)
Net revenues	14		2
Operating profit	14		2
Operating income	14		2
Property, plant and equipment, net	0		146
Addition to property, plant and equipment			3
Investments	0		0
Kaolin [Member] | Base Metals [Member]
Operating segment - after eliminations (disaggregated)
Property, plant and equipment, net					0
Investments					0
Copper concentrate [Member] | Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	251		311		180
Depreciation, depletion and amortization	(18)		(25)		(18)
Operating segment - after eliminations (disaggregated)
Revenue	251		311		180
Value added tax	(17)		(11)		(7)
Net revenues	234		300		173
Costs and expenses	(132)		(201)		(123)
Operating profit	102		99		50
Depreciation,depletion and amortization	(18)		(25)		(18)
Operating income	84		74		32
Property, plant and equipment, net	3,519		3,579		2,483
Addition to property, plant and equipment	170		(25)		224
Investments	110		90		85
Aluminum products [Member] | Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	383		691		599
Depreciation, depletion and amortization	(1)		(1)		(60)
Operating segment - after eliminations (disaggregated)
Revenue	383		691		599
Value added tax	(5)		(4)		(10)
Net revenues	378		687		589
Costs and expenses	(304)		(598)		(497)
Operating profit	74		89		92
Depreciation,depletion and amortization	(1)		(1)		(60)
Operating income	73		88		32
Property, plant and equipment, net	0		395		4,536
Addition to property, plant and equipment	16		216		61
Investments	3,689		152		141
Brazil [Member] | Bulk Material [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,308		1,225		833
Bulk Material [Member]
Consolidated net income and principal assets
Gross revenues	16,488		18,687		7,703
Cost and expenses	(10,003)		(11,334)		(5,093)
Research and development expenses	(112)		(103)		(44)
Depreciation, depletion and amortization	(434)		(424)		(376)
Operating income (loss)	5,939		6,826		2,190
Financial income	838		696		566
Financial expenses	(1,022)		(1,160)		(757)
Gains (losses) on derivatives, net	251		486		(199)
Foreign exchange and monetary gains (losses), net	18		(46)		(53)
Change in provision for losses on equity investments	258		403		58
Income taxes	(981)		(1,268)		147
Noncontrolling interests	2		(2)
Net income attributable to the Company's stockholders	5,303		5,935		1,952
Segment Reporting Information, Profit (Loss)	16,488		18,687		7,703
Operating segment - after eliminations (disaggregated)
Revenue	16,488		18,687		7,703
Value added tax	(185)		(172)		(154)
Net revenues	9,334		10,703		4,695
Costs and expenses	(2,961)		(3,453)		(2,129)
Operating profit	6,373		7,250		2,566
Depreciation,depletion and amortization	(434)		(424)		(376)
Operating income	5,939		6,826		2,190
Property, plant and equipment, net	35,665		35,193		28,255
Addition to property, plant and equipment	1,929		1,225		640
Investments	1,404		1,388		1,350
Bulk Material [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	472		459		193
Bulk Material [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	6		53		1
Bulk Material [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	3,680		3,555		2,151
Bulk Material [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	853		739		193
Bulk Material [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,979		2,113		1,206
Bulk Material [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	6,825		8,939		2,675
Bulk Material [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,365		1,604		451
Brazil [Member] | Base Metals [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	196		208		201
Base Metals [Member]
Consolidated net income and principal assets
Gross revenues	3,088		3,760		2,133
Cost and expenses	(1,873)		(2,792)		(1,860)
Research and development expenses	(74)		(109)		(42)
Gain on sale of assets	(1,513)
Depreciation, depletion and amortization	(357)		(480)		(325)
Operating income (loss)	2,297		379		(94)
Financial income	2		198		(2)
Financial expenses	(230)		(503)		(199)
Gains (losses) on derivatives, net	(12)		(13)		(31)
Foreign exchange and monetary gains (losses), net	13		80		26
Discontinued operations, net of tax					(145)
Change in provision for losses on equity investments	(3)		9		6
Income taxes	(401)		125		67
Noncontrolling interests	14		(144)		29
Net income attributable to the Company's stockholders	1,680		131		(343)
Segment Reporting Information, Profit (Loss)	3,088		3,760		2,133
Operating segment - after eliminations (disaggregated)
Revenue	3,088		3,760		2,133
Value added tax	(22)		(15)		(17)
Net revenues	2,727		3,004		1,509
Costs and expenses	(1,586)		(2,145)		(1,278)
Operating profit	1,141		859		231
Depreciation,depletion and amortization	(357)		(480)		(325)
Operating income	784		379		(86)
Property, plant and equipment, net	32,928		32,597		34,820
Addition to property, plant and equipment	557		915		607
Investments	3,815		265		253
Gain on sale of assets	(1,513)
Base Metals [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	540		550		271
Base Metals [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	479		294		148
Base Metals [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	677		1,152		665
Base Metals [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	16		120		49
Base Metals [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	377		453		272
Base Metals [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	397		380		201
Base Metals [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	406		603		326
Brazil [Member] | Fertilizers [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	766		797		65
Fertilizers [Member]
Consolidated net income and principal assets
Gross revenues	831		862		65
Cost and expenses	(688)		(776)		(39)
Research and development expenses	(18)		(39)		(7)
Depreciation, depletion and amortization	(117)		(128)		(7)
Operating income (loss)	8		(81)		12
Financial income	16		17
Financial expenses	(9)		(7)
Foreign exchange and monetary gains (losses), net	56		45
Income taxes	3		(9)
Noncontrolling interests	4		19
Net income attributable to the Company's stockholders	78		(16)		12
Segment Reporting Information, Profit (Loss)	831		862		65
Operating segment - after eliminations (disaggregated)
Revenue	831		862		65
Value added tax	(58)		(33)		(3)
Net revenues	729		736		62
Costs and expenses	(604)		(689)		(43)
Operating profit	125		47		19
Depreciation,depletion and amortization	(117)		(128)		(7)
Operating income	8		(81)		12
Property, plant and equipment, net	10,414		8,989		1,792
Addition to property, plant and equipment	134		540		5
Investments	0		0		0
Fertilizers [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	19		28
Fertilizers [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	32		6
Fertilizers [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	0		18
Fertilizers [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	14		13
Brazil [Member] | Logistic [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	385		456		340
Logistic [Member]
Consolidated net income and principal assets
Gross revenues	389		456		352
Cost and expenses	(351)		(400)		292
Research and development expenses	(21)		(30)		(11)
Depreciation, depletion and amortization	(44)		(41)		(35)
Operating income (loss)	(27)		(15)		14
Financial income	3		3		1
Financial expenses	(15)		(2)		(7)
Foreign exchange and monetary gains (losses), net	(7)		(21)		(2)
Change in provision for losses on equity investments	36		32		12
Income taxes	2		9		4
Net income attributable to the Company's stockholders	(8)		6		22
Segment Reporting Information, Profit (Loss)	389		456		352
Operating segment - after eliminations (disaggregated)
Revenue	389		456		352
Value added tax	(54)		(47)		(52)
Net revenues	274		287		262
Costs and expenses	(257)		(261)		(213)
Operating profit	17		26		49
Depreciation,depletion and amortization	(44)		(41)		(35)
Operating income	(27)		(15)		14
Property, plant and equipment, net	2,622		2,322		1,283
Addition to property, plant and equipment	96		840		23
Investments	671		646		592
Logistic [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2				12
Logistic [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2
Logistic [Member] | Railroads [Member]
Consolidated net income and principal assets
Gross revenues	250		262		236
Depreciation, depletion and amortization	(37)		(37)		(27)
Operating segment - after eliminations (disaggregated)
Revenue	250		262		236
Value added tax	(45)		(39)		(42)
Net revenues	205		223		194
Costs and expenses	(197)		(190)		(152)
Operating profit	8		33		42
Depreciation,depletion and amortization	(37)		(37)		(27)
Operating income	(29)		(4)		15
Property, plant and equipment, net	1,383		1,278		1,044
Addition to property, plant and equipment	36		71		21
Investments	534		511		470
Logistic [Member] | Ports [Member]
Consolidated net income and principal assets
Gross revenues	78		72		75
Depreciation, depletion and amortization	(7)		(7)		(6)
Operating segment - after eliminations (disaggregated)
Revenue	78		72		75
Value added tax	(9)		(8)		(10)
Net revenues	69		64		65
Costs and expenses	(60)		(71)		(55)
Operating profit	9		(7)		10
Depreciation,depletion and amortization	(7)		(7)		(6)
Operating income	2		(14)		4
Property, plant and equipment, net	469		297		239
Addition to property, plant and equipment	37		22		2
Investments	0		0		0
Logistic [Member] | Ships [Member]
Consolidated net income and principal assets
Gross revenues			0		3
Depreciation, depletion and amortization			3		(2)
Operating segment - after eliminations (disaggregated)
Revenue			0		3
Net revenues					3
Costs and expenses					6
Operating profit					(3)
Depreciation,depletion and amortization			3		(2)
Operating income			3		(5)
Property, plant and equipment, net	770		747		0
Addition to property, plant and equipment	23		747
Investments	137		135		122
Brazil [Member] | Other affiliates and joint ventures [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	128		289		71	[1]
Other affiliates and joint ventures [Member]
Consolidated net income and principal assets
Gross revenues	185		333		77
Cost and expenses	(311)		(255)		(69)
Research and development expenses	(117)		(20)		(68)
Depreciation, depletion and amortization	(5)				(8)
Operating income (loss)	(248)		58		(60)
Financial income	2		9		188
Financial expenses	(2)		(60)		(207)
Foreign exchange and monetary gains (losses), net			(7)		(1)
Change in provision for losses on equity investments	(11)		(141)		20
Income taxes			6		21
Noncontrolling interests	32		(4)
Net income attributable to the Company's stockholders	(227)		(139)		(39)
Segment Reporting Information, Profit (Loss)	185		333		77
Operating segment - after eliminations (disaggregated)
Revenue	185		333		77
Value added tax	(16)		(11)		(18)
Net revenues	149		199		76
Costs and expenses	(392)		(141)		(136)
Operating profit	(243)		58		(60)
Depreciation,depletion and amortization	(5)				(8)
Operating income	(248)		58		(68)
Property, plant and equipment, net	4,869		3,995		1,940
Addition to property, plant and equipment	97		1,222		542
Investments	2,436		2,198		2,321
Other affiliates and joint ventures [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2				2
Other affiliates and joint ventures [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2				2
Other affiliates and joint ventures [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	12		14		2
Other affiliates and joint ventures [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)			8
Other affiliates and joint ventures [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	41		22
Brazil [Member] | Elimination [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(246)		(479)		(252)
Elimination [Member]
Consolidated net income and principal assets
Gross revenues	(7,433)		(8,891)		(3,482)
Cost and expenses	7,433		8,891		3,482
Financial income	(696)		(806)		(705)
Financial expenses	696		806		705
Segment Reporting Information, Profit (Loss)	(7,433)		(8,891)		(3,482)
Operating segment - after eliminations (disaggregated)
Revenue	(7,433)		(8,891)		(3,482)
Elimination [Member] | America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(308)		(263)		(145)
Elimination [Member] | United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(12)		(14)		(16)
Elimination [Member] | Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(1,767)		(2,046)		(1,461)
Elimination [Member] | Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(413)		(247)		(13)
Elimination [Member] | Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(847)		(912)		(646)
Elimination [Member] | China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(3,239)		(4,074)		(716)
Elimination [Member] | Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	(601)		(856)		(233)
America, except United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	727		774		333
United States [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	475		333		135
Europe [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	2,636		2,681		1,357
Middle East/Africa/Oceania [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	456		630		229
Japan [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,509		1,662		832
China [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	4,024		5,267		2,160
Asia, other than Japan and China
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	1,184		1,364		544
Brazil [Member]
Consolidated net income and principal assets
Segment Reporting Information, Profit (Loss)	$ 2,537		$ 2,496		$ 1,258
Vale Fertilizantes S.A [Member]
Segment and geographical information (Textuals)
Percentage of equity capital acquired			58.60%

[1]	Although Vale held a majority of the voting interest of investees accounted for under the equity method, existing veto rights held by noncontrolling shareholders under shareholder agreements preclude consolidation;
[2]	Includes nickel co-products and by-products (copper, precious metals, cobalt and others).